Note S - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

11.            SUBSEQUENT EVENTS

Pursuant to a series of Private Investors Securities Purchase Agreements (the “PI SPA”), on October 25, 2013 and November 8, 2013 the Company issued to certain private investors an aggregate of 24,647,337 units consisting of 24,647,337 shares of common stock (the “Shares”) and warrants to purchase an additional 24,647,337 shares of our common stock (the “Warrants”) for an aggregate purchase price of $3,697,100. Each unit had a purchase price of $0.15 and consisted of one share of common stock and one Warrant. The Warrants are immediately exercisable at an exercise price of $0.25 per share, have a term of three years, and are exercisable on a cashless basis if at any time following the 9 month anniversary of the issuance date, there is not an effective registration statement covering the public resale of the shares of Common Stock underlying the Warrants.

Investors in the PI SPA have certain anti-dilution rights which require the Company to issue additional shares of common stock to the investors if within the nine months following November 8, 2013, the Company, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share of less than $0.15.

The Shares and shares of common stock underlying the Warrants are subject to a registration rights agreement pursuant to which the Company has agreed to seek registration of the Shares and the shares of common stock underlying the Warrants within 30 days and have such registration statement declared effective within 90 days.

Pursuant to a placement agency letter agreement, the Company paid the placement agent cash commissions equal to 8% of the gross proceeds of the offering, reimbursed the placement agent for its reasonable out of pocket expenses, and issued to the placement agent warrants (the “Placement Agent Warrants”) to purchase an aggregate of 1,971,786 shares of common stock. The Placement Agent Warrants have substantially the same terms as the Warrants issued to the investors, except the Placement Agent Warrants are immediately exercisable on a cashless basis.

The sales of securities in this offering triggered the anti-dilution rights set forth in the July Private Investor SPA. As a result, in connection with the October 25, 2013 closing, the per share purchase price set forth in the July Private Investor SPA was reduced to $0.2722 resulting in the issuance of 357,452 additional shares of common stock. In connection with the November 8, 2013 closing, the per share purchase price set forth in the July Private Investor SPA was further reduced to $0.2684 resulting in the issuance of 54,614 additional shares of common stock.

NOTE S—SUBSEQUENT EVENTS

On February 26, 2013, the Company entered into a number of agreements with affiliates of InterDigital, Inc. (NASDAQ: IDCC) (“InterDigital”) relating to a research and development collaboration arrangement (the “R&D Collaboration”).  In connection with this arrangement, affiliates of InterDigital have invested an aggregate of $900,000 in return for newly issued shares of the Company’s common stock (the “InterDigital Equity Investment”) and the Company’s issuance of a senior secured promissory note that will mature December 31, 2015 (the “InterDigital Note”).

The InterDigital Equity Investment was made pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and DRNC Holdings, Inc. (“DRNC”) (the “InterDigital SPA”).  Pursuant to the InterDigital SPA, the Company issued 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693.  DRNC has anti-dilution rights under the InterDigital SPA that would require the Company to issue additional shares to DRNC on a full-ratchet basis if the Company, within the nine months following February 26, 2013, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share less than $0.10.

The InterDigital Note was issued pursuant to a Note Purchase Agreement dated February 26, 2013 by and between the Company and DRNC (the “InterDigital NPA”).  Pursuant to the InterDigital NPA, the InterDigital Note was issued in a principal amount of $497,307 and bears interest at a rate of 7% per annum, with a default rate of 9% per annum while a nonpayment default is continuing.  The InterDigital Note is secured by a security interest in all of the tangible and intangible assets of the Company, and is subject to acceleration upon an event of default.  Under the InterDigital NPA, the Company agreed to comply with certain financial covenants, including a leverage ratio covenant and an annual limit on capital expenditures other than in the ordinary course of business.  A portion of the proceeds from the sale of the InterDigital Note were used to repay the Colatosti Note (see Note I) in full, with the remaining proceeds to be used for other general corporate purposes.

Concurrently with the closing of the InterDigital transactions described above, the Company closed an equity financing with a number of private investors (the “Private Investor Investment”) pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and such private and institutional investors (the “Private Investor SPA”).  Pursuant to the Private Investor SPA, the Company issued 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.

The total combination of debt, equity and R&D funding of $1,425,000 at closing was used to repay existing debt (the Colatosti Note as defined in Note L, in full), fund growth initiatives and provide general working capital for the business. The transactions are expected to close on or around the end of the first quarter of 2013, and are not expected to have a material effect on the number of common shares or potential common shares of the Company.